WARRANTS (Tables)	6 Months Ended
Jun. 30, 2021
Warrants
SCHEDULE OF FAIR VALUE MEASUREMENT

	June 30, 2021	March 22, 2021

Number of shares underlying the warrants	7,530,000	7,530,000
Stock price	$1.36	$1.93
Volatility	85.0%	85.0%
Risk-free interest rate	0.87%	0.87%
Expected dividend yield	0%	0%
Expected warrant life	4.73 years	5 years

	June 30, 2021	March 22, 2021

Number of shares underlying the warrants	1,205,040	1,205,040
Stock price	$1.36	$1.93
Volatility	92.2%	90.2%
Risk-free interest rate	0.82%	0.86%
Expected dividend yield	0%	0%
Expected warrant life	4.73 years	5 years

SCHEDULE OF FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrants	December 31, 2020	Initial Measurements	Decrease in Fair Value	Translation differences	June 30, 2021

Backstop Warrants	$-	$12,854	$(3,919)	$77	$9,012
Private warrants	-	1,698	(612)	11	1,097
Total	$-	$14,552	$(4,531)	$88	$10,109